Income Taxes Summary - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 102,917	$ 121,599
Deferred gain, insurance and other	93,809	62,684
Credit carryovers	76,916	71,458
Accrued employee benefits	174,717	239,677
Total deferred tax assets	448,359	495,418
Valuation allowance	(46,044)	(210,391)
Net deferred tax assets	402,315	285,027
Deferred tax liabilities:
Investments in affiliates	(10,025)	(6,882)
Depreciation and amortization	(29,039)	(22,760)
Net deferred tax liabilities	(39,064)	(29,642)
Net deferred tax assets	$ 363,251	$ 255,385